Subsequent Events (Details Textual) (USD $)	3 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended	6 Months Ended	0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 20, 2015	Apr. 21, 2015	Jun. 30, 2015	Jun. 30, 2015	May 14, 2015
Subsequent Event [Line Items]
Proceeds from Issuance of Long-term Debt, Total			$ 19,000,000	$ 13,000,000
Repayments of Long-term Debt, Total	1,000,000	0	250,000	13,500,000
Debt Conversion, Converted Instrument, Amount	2,400,000
Gains (Losses) on Extinguishment of Debt	(611,000)	0	0	(1,351,000)
Ms. Ripka Seller Note One [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Long-term Debt, Total					2,400,000
Ms. Ripka Seller Note Two [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Long-term Debt, Total					600,000
Subsequent Event [Member] | Ms. Ripka Seller Note One [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Long-term Debt, Total					2,400,000
Debt Conversion, Converted Instrument, Shares Issued					266,667
Debt Conversion, Original Debt, Amount					2,400,000
Subsequent Event [Member] | Ms. Ripka Seller Note Two [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Long-term Debt, Total					600,000
Debt Instrument, Periodic Payment					75,000
Debt Instrument, Frequency of Periodic Payment					Seller Note shall accelerate to be payable in eight equal quarterly installments
Debt Instrument, Date of First Required Payment					Mar. 31, 2015
Subsequent Event [Member] | Ripka Seller Notes [Member]
Subsequent Event [Line Items]
Repayments of Long-term Debt, Total					3,000,000
Debt Conversion, Converted Instrument, Shares Issued						333,334
Prepayment Of Long Term Debt Fair Value						2,240,000
Long-term Debt, Fair Value						3,000,000
Debt Conversion, Converted Instrument, Amount						3,000,000
Gains (Losses) on Extinguishment of Debt							760,000	760,000
Debt Instrument, Maturity Date						Mar. 31, 2019
Subsequent Event [Member] | Jonestexasinc [Member]
Subsequent Event [Line Items]
Professional Fees									$ 25,000